UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2012

Check here if Amendment [ ];         Amendment Number:
This Amendment (Check only one):     [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                    Sector Omega AS
Address:                 Filipstad Brygge 2, P.O. Box 1994 Vika
                         Oslo, Norway 0125

Form 13F File Number:     28-13611

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Arild Blikom
Title:     Head of Fund Operations
Phone:     +47 23012900

Signature, Place and Date of Signing:

/s/ Arild Blikom              Oslo, Norway              August 13, 2012

Report Type (Check only one):

[X]     13F HOLDINGS REPORT
[ ]     13F NOTICE
[ ]     13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None


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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of other Included Managers:                         0

Form 13F Information Table Entry Total                     9

Form 13F Information Table Value Total:   $6,401 (thousands)

List of Other Included Managers: None

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
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
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Column 1                Column 2  Column 3      Column 4              Column 5        Column 6    Column 7           Column 8

                                                         Shares or
                        Title of                 Value   Principal      SH/     PUT/  Investment   Other        Voting Authority
Name of Issuer           Class       Cusip     (x$1,000)   Amount       PRN     CALL  Discretion  Managers   Sole    Shared    None
------------------------------------------------------------------------------------------------------------------------------------
ANADARKO PETE CORP       COM       032511107     1,313      19,830      SH      SOLE     NONE               19,830
APACHE CORP              COM       037411105     1,085      12,350      SH      SOLE     NONE               12,350
SCHLUMBERGER LTD         COM       806857108       961      14,800      SH      SOLE     NONE               14,800
BAKER HUGHES INC         COM       057224107       884      21,500      SH      SOLE     NONE               21,500
PLAINS EXPL& PRODTN CO   COM       726505100       514      14,600      SH      SOLE     NONE               14,600
COBALT INTL ENERGY INC   COM       19075F106       469      19,960      SH      SOLE     NONE               19,960
CABOT OIL & GAS CORP     COM       127097103       453      11,500      SH      SOLE     NONE               11,500
ROWAN COS INC            COM       779382100       440      13,600      SH      SOLE     NONE               13,600
QEP RES INC              COM       74733V100       282       9,400      SH      SOLE     NONE                9,400

                                                 6,401